IMPAIRMENT OF LONG TERM ASSETS (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Vessels impaired during 2011 [Member]	Dec. 31, 2011 Vessels impaired during 2011 [Member]	Dec. 31, 2013 Vessels impaired during 2012 [Member]	Dec. 31, 2012 Vessels impaired during 2012 [Member]	Dec. 31, 2012 Front Rider [Member]	Dec. 31, 2012 Front Climber [Member]	Dec. 31, 2012 Front Driver [Member]	Dec. 31, 2012 Front Guider [Member]	Dec. 31, 2012 Front Pride [Member]
Property, Plant and Equipment [Line Items]
Number of vessels impaired		5
Impairment of vessels		$ 32,000,000	$ 121,400,000					$ 4,900,000	$ 4,200,000	$ 4,000,000	$ 14,200,000
Ore-Bulk-Oil vessels impaired		4
Suezmax doublehull vessels impaired		1	5
Impairment of vessels under capital leases												$ 4,700,000
Number of vessels disposed of	1			1	4	2	3